UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21835

Name of Fund: BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Term

            Municipal Advantage Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.0%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$515	$517,096
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	1,655	1,881,090
Lower Alabama Gas District, RB, Series A, 5.00%, 9/01/46	720	821,016

		3,219,202
Arizona — 3.4%
Arizona Industrial Development Authority, Refunding RB, Basis Schools, Inc. Projects, Series A (a)(b):
5.13%, 7/01/37	360	362,524
5.38%, 7/01/50	925	931,410
City of Phoenix Arizona IDA, RB, Series A:
Facility, Eagle College Preparatory Project, 5.00%, 7/01/33	870	874,472
Great Hearts Academies Project, 5.00%, 7/01/44	1,000	1,036,940
Legacy Traditional Schools Projects, 5.00%, 7/01/46 (a)	1,255	1,196,015
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A (a):
5.00%, 7/01/35	125	124,995
5.00%, 7/01/46	135	131,944
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	725	819,061

		5,477,361
California — 12.4%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	385	418,318
Sutter Health, Series B, 6.00%, 8/15/42	1,040	1,184,498
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/19 (c)	680	755,609
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	70	76,551
5.25%, 8/15/49	175	190,181

Municipal Bonds	Par (000)	Value
California (continued)
City & County of San Francisco Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, 0.00%, 8/01/31 (a)(d)	$1,265	$532,476
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	2,045	2,254,347
5.25%, 5/15/39	270	292,334
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 5.00%, 11/01/19 (c)	3,225	3,560,432
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	165	195,723
County of California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp., 5.60%, 6/01/36	2,000	2,033,900
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp., 5.70%, 6/01/46	1,000	1,016,960
San Marcos Unified School District, GO, CAB, SAN, Election of 2010, Series B, 0.00%, 8/01/38 (d)	3,725	1,446,008
State of California, GO, Various Purposes, 6.50%, 4/01/33	2,000	2,221,680
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	355	397,156
Sub-Series I-1, 6.38%, 11/01/19 (c)	400	456,096
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 6/01/37	2,140	2,073,211
5.13%, 6/01/46	1,005	960,770

		20,066,250
Colorado — 6.0%
Colorado Health Facilities Authority, Refunding RB, Series A:
6.13%, 12/01/45 (a)	160	165,946
6.25%, 12/01/50 (a)	520	539,983

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Series A (continued):
Sisters of Charity of Leavenworth Health System, 5.00%, 1/01/40	$3,940	$4,211,899
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	2,455	2,650,762
North Range Metropolitan District No. 2, GO, Limited Tax, 5.50%, 12/15/37	1,200	1,180,032
Table Mountain Metropolitan District, GO, Series A, 5.25%, 12/01/45	1,000	933,110

		9,681,732
Connecticut — 0.5%
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 2/01/30 (a)	860	851,417
Delaware — 1.9%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	750	806,235
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,240	2,318,445

		3,124,680
District of Columbia — 1.5%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	260	297,703
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	750	826,867
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	170	182,235
5.25%, 10/01/44	1,000	1,077,400

		2,384,205
Florida — 4.0%
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	335	360,272

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Water & Sewer System Revenue, RB, Water & Sewer System, 5.00%, 10/01/34	$1,950	$2,146,872
Lakewood Ranch Stewardship District, Special Assessment Bonds, Village of Lakewood Ranch Sector Projects:
4.00%, 5/01/21	100	99,995
4.25%, 5/01/26	100	97,749
5.13%, 5/01/46	430	418,403
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (c)	1,080	1,347,225
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Convertible CAB, Series A2, 0.00%, 5/01/39 (e)	95	75,397
Convertible CAB, Series A3, 0.00%, 5/01/40 (e)	225	133,328
Convertible CAB, Series A4, 0.00%, 5/01/40 (e)	120	52,523
Series 2, 0.00%, 5/01/40 (e)	310	159,132
Series A1, 6.65%, 5/01/40	340	340,003
Tolomato Community Development District:
Series 1, 0.00%, 5/01/40 (e)	505	307,848
Series 1, 6.65%, 5/01/40 (f)(g)	15	15,066
Series 3, 6.61%, 5/01/40 (f)(g)	340	3
Series 3, 6.65%, 5/01/40 (f)(g)	275	3
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	815	866,312

		6,420,131
Georgia — 0.2%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	240	275,537
Illinois — 11.3%
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	1,090	1,047,446

2	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, GO, Refunding, Project, Series A, 6.00%, 1/01/38 (b)	$595	$595,405
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.75%, 1/01/39	2,500	2,805,275
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	360	383,814
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,000	1,061,400
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	350	375,473
Illinois Finance Authority, RB, Advocate Health Care Network:
5.38%, 4/01/19 (c)	870	947,343
5.38%, 4/01/44	975	1,032,242
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	550	605,902
Presence Health Network, Series C, 5.00%, 2/15/41	1,500	1,507,020
Illinois State Toll Highway Authority, RB:
Series A, 5.00%, 1/01/38	815	895,791
Series C, 5.00%, 1/01/38	1,500	1,642,410
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Refunding Bonds, Series B-2, 5.25%, 6/15/50	1,000	1,020,350
Series B (AGM), 5.00%, 6/15/50	1,790	1,867,095
Series B-2, 5.00%, 6/15/50	625	629,975
State of Illinois, GO, 5.00%, 2/01/39	745	740,083
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (c)	215	234,920
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	390	420,369

Municipal Bonds	Par (000)	Value
Illinois (continued)
University of Illinois, RB, Auxiliary Facilities System, Series A (continued):
5.00%, 4/01/44	$475	$510,136

		18,322,449
Indiana — 6.2%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	365	430,423
7.00%, 1/01/44	885	1,054,017
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village Project, 6.25%, 1/01/29 (a)	1,155	1,090,655
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1 (a)(b):
6.63%, 1/15/34	135	133,719
6.75%, 1/15/43	200	198,292
6.88%, 1/15/52	410	404,887
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,285	1,444,674
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	160	165,582
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	520	529,428
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	2,190	2,259,752
Sisters of St. Francis Health Services, 5.25%, 11/01/39	290	312,823
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	600	649,104
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (c)	350	382,015
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	445	493,202

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2017	3

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Indiana (continued)
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 1/15/51 (a)	$560	$542,550

		10,091,123
Iowa — 2.3%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	830	834,150
5.25%, 12/01/25	660	658,799
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	560	592,648
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	1,765	1,720,575

		3,806,172
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	440	466,092
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (e)	565	456,277

		922,369
Louisiana — 3.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project:
6.75%, 11/01/32	2,000	2,062,200
Series A-1, 6.50%, 11/01/35	1,135	1,305,193
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	350	374,574
5.25%, 5/15/31	300	321,711
5.25%, 5/15/32	380	411,453
5.25%, 5/15/33	415	447,270

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A (continued):
5.25%, 5/15/35	$945	$1,022,991

		5,945,392
Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	970	1,050,277
Maryland — 1.0%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	970	1,042,168
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	645	636,434

		1,678,602
Massachusetts — 5.8%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 1/01/47	860	913,870
Boston Medical Center, Series D, 5.00%, 7/01/44	3,000	3,127,500
North Hill Communities Issue, Series A, 6.50%, 11/15/43 (a)	1,000	1,044,810
Seven Hills Foundation and Affiliates, 5.00%, 9/01/45	2,000	2,041,340
UMass Boston Student Housing Project, 5.00%, 10/01/48	1,745	1,819,634
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 10/01/35	500	532,300

		9,479,454
Michigan — 1.6%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	1,970	2,123,581

4	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	$410	$435,105

		2,558,686
Minnesota — 1.0%
City of Brooklyn Park Minnesota, RB, Athlos Leadership Academy Project, 5.75%, 7/01/46	180	174,798
City of Ham Lake Minnesota, RB, Series A:
5.00%, 7/01/36	220	210,505
5.00%, 7/01/47	680	629,075
Housing & Redevelopment Authority of The City of State Paul Minnesota, Refunding RB, 5.50%, 9/01/36	690	683,438

		1,697,816
Missouri — 0.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	85	93,516
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	115	124,053

		217,569
Nebraska — 0.8%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	285	308,886
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Nebraska Medicine, 4.00%, 5/15/51	995	969,548

		1,278,434
New Jersey — 7.0%
Casino Reinvestment Development Authority, Refunding RB:
5.00%, 11/01/22	2,035	2,125,883
5.25%, 11/01/39	475	471,841
5.25%, 11/01/44	1,160	1,139,932
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	505	497,279

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.13%, 9/15/23	$1,410	$1,489,256
New Jersey EDA, Refunding RB:
5.50%, 6/15/31	1,225	1,299,639
Bancroft Neurohealth Project, Series A, 5.00%, 6/01/36	665	648,854
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	785	854,535
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	830	822,613
Transportation System, Series B, 5.25%, 6/15/36	845	858,453
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 5.00%, 6/01/41	1,295	1,157,769

		11,366,054
New York — 30.9%
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 6/15/31	2,830	3,181,061
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 6/01/41 (a)	900	932,760
5.00%, 6/01/42	1,505	1,388,016
5.00%, 6/01/45	555	508,591
County of Dutchess New York IDA, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 8/01/46	1,500	1,262,925
County of Nassau New York Tobacco Settlement Corp., Refunding RB, Asset-Backed, Series A-3, 5.13%, 6/01/46	550	515,389
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	910	862,726
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	6,510	7,368,474
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	1,125	1,278,518
5.25%, 11/15/39	400	454,584

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2017	5

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
New York (continued)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	$6,140	$6,856,354
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	420	457,808
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	2,355	2,452,685
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	160	170,195
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	395	424,613
4 World Trade Center Project, 5.75%, 11/15/51	2,220	2,526,649
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	1,000	1,054,940
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/20	250	261,580
5.00%, 8/01/26	1,275	1,328,524
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	730	821,250
State of New York Dormitory Authority, RB:
Series A, 5.25%, 7/01/18 (c)	1,000	1,059,480
Series B, 5.75%, 3/15/36	11,250	12,258,112
Syracuse Industrial Development Agency, Refunding RB, AMT, 5.00%, 1/01/35	920	995,569

Municipal Bonds	Par (000)	Value
New York (continued)
Westchester Tobacco Asset Securitization, Refunding RB, Sub Series C, 4.00%, 6/01/42	$1,760	$1,724,184

		50,144,987
North Carolina — 0.5%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/19 (c)	480	521,779
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	260	286,250

		808,029
Ohio — 4.7%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2:
Senior Turbo Term, 5.88%, 6/01/47	1,500	1,370,625
5.75%, 6/01/34	2,295	2,082,139
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	2,650	2,863,060
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	1,220	1,281,488

		7,597,312
Pennsylvania — 1.3%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	300	319,701
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Finco LP, AMT, 5.00%, 12/31/38	465	490,338
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	720	759,391

6	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	$520	$569,280

		2,138,710
Puerto Rico — 0.9%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed Bonds:
5.50%, 5/15/39	40	39,798
5.63%, 5/15/43	1,475	1,474,882

		1,514,680
Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	420	437,098
Series B, 4.50%, 6/01/45	1,875	1,771,631
Series B, 5.00%, 6/01/50	1,360	1,362,666

		3,571,395
South Carolina — 2.8%
State of South Carolina Ports Authority, RB, AMT:
5.00%, 7/01/45	750	805,342
5.25%, 7/01/55	940	1,016,742
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	1,830	2,061,037
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	660	722,905

		4,606,026
Tennessee — 0.6%
Knox County Health Educational & Housing Facility Board, Refunding RB, 5.00%, 4/01/36 (b)	845	906,854
Texas — 7.6%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 1/01/21 (c)	730	858,056
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB:
5.00%, 10/01/20 (c)	240	269,899
5.00%, 10/01/35	285	315,156
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	250	263,655

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/23 (c)	$210	$263,865
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	700	766,297
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (d)	5,200	2,158,780
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Buckingham Senior Living Community, Inc. Project, 5.50%, 11/15/45	180	185,035
Scott & White Healthcare, 6.00%, 8/15/20 (c)	105	121,315
Scott & White Healthcare, 6.00%, 8/15/20 (c)	1,285	1,484,663
Harris County-Houston Sports Authority, Refunding RB, CAB, Series A (AGM) (NPFGC), 0.00%, 11/15/34 (d)	3,000	1,384,110
Mission Economic Development Corp., RB, Senior Lien, Natgasoline Project, Series B, AMT, 5.75%, 10/01/31 (a)	875	903,315
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Jubillee Academic Centre, Series A, 4.00%, 8/15/26 (a)	1,375	1,313,895
Newark Higher Education Finance Corp., RB, Series A (a):
5.50%, 8/15/35	135	135,544
5.75%, 8/15/45	275	278,135
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
Blueridge Transportation Group, AMT, 5.00%, 12/31/55	1,025	1,063,407

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2017	7

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien (continued):
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	$500	$571,835

		12,336,962
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,815	1,924,553
Virginia — 2.9%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 3/01/26	260	253,612
5.13%, 3/01/31	510	494,328
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 6/01/47	1,025	898,351
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 7/01/45 (a)	240	241,629
Virginia HDA, RB, Rental Housing, Series F, 5.00%, 4/01/45	1,000	1,026,280
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	1,540	1,725,185

		4,639,385
Washington — 0.9%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	350	382,557
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	1,020	1,137,616

		1,520,173
Wisconsin — 2.0%
Public Finance Authority, RB, Series A:
5.00%, 12/01/45	825	830,214
5.15%, 12/01/50	555	561,083
Public Finance Authority, Refunding RB, Celanese Project:
Series C, AMT, 4.30%, 11/01/30	200	195,820
Series D, 4.05%, 11/01/30	200	193,728

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	$1,440	$1,441,080

		3,221,925
Wyoming — 0.1%
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 1/01/19 (c)	100	107,257
Guam — 0.8%
Guam Government Waterworks Authority, RB, Water & Wastewater System, 5.50%, 7/01/43	1,065	1,164,663
Territory of Guam, GO, Series A, 6.00%, 11/15/19	125	132,970

		1,297,633
Total Municipal Bonds - 133.3%		216,250,793

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Alabama — 0.8%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	1,240	1,267,119
California — 3.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (c)	1,090	1,194,665
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18 (c)(i)	840	899,716
City of Los Angeles Department of Airports, RB, Los Angeles International Airport, AMT, Series B, 5.00%, 5/15/46	2,700	2,962,521
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No.2, Series A, 5.00%, 10/01/47	495	560,040

8	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
California (continued)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (c)	$553	$608,466

		6,225,408
Colorado — 0.5%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (i)	740	768,360
Illinois — 1.6%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,340	2,663,458
Massachusetts — 4.9%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	7,112	7,970,391
New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (c)(i)	660	720,730
New York — 2.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	495	540,580
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,860	2,105,911
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,215	1,378,077

		4,024,568
North Carolina — 0.8%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,180	1,322,520
Ohio — 3.0%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	4,634	4,943,147

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Pennsylvania — 1.2%
Pennsylvania Turnpike Commission, RB, Sub Series A, 5.50%, 12/01/42	$1,680	$1,915,385
Texas — 9.8%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	11,000	12,270,170
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series A (i):
5.00%, 8/15/19 (c)	1,202	1,289,713
5.00%, 8/15/38	920	986,519
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,170	1,301,566

		15,847,968
Virginia — 2.0%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,949	3,184,433
Wisconsin — 1.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (i)	1,989	2,092,352
Total Municipal Bonds Transferred to Tender Option Bond Trusts - 32.6%		52,945,839
Total Long-Term Investments (Cost — $257,271,992) — 165.9%		269,196,632

Short-Term Securities — 0.8%	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (j)(k)	1,320,707	1,320,839
Total Short-Term Securities (Cost — $1,320,823) — 0.8%		1,320,839

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2017	9

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Value
Total Investments (Cost — $258,592,815) — 166.7%	$270,517,471
Liabilities in Excess of Other Assets — (0.9)%	(1,536,191)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.1)%	(31,031,632)
Loan for TOB Trust Certificates — (0.1)%	(129,987)
VRDP Shares, at Liquidation Value Net of Deferred Offering Costs — (46.6)%	(75,562,651)

Net Assets Applicable to Common Shares — 100.0%	$162,257,010
*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$227,727,139

Gross unrealized appreciation	$14,743,211
Gross unrealized depreciation	(3,047,768)

Net unrealized appreciation	$11,695,443

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(f)	Non-income producing security.

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between April 1, 2017 to February 15, 2031, is $4,124,562.

(j)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,382,067	(2,061,360)	1,320,707	$1,320,839	$3,668	$272	$16

(k)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(31)	5-Year U.S. Treasury Note	March 2017	$3,653,883	$(7,784)
(66)	10-Year U.S. Treasury Note	March 2017	$8,214,937	(27,196)
(48)	Long U.S. Treasury Bond	March 2017	$7,240,500	(26,342)
(14)	Ultra U.S. Treasury Bond	March 2017	$2,249,625	(14,079)
Total				$(75,401)

10	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31,2017

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes
S/F	Single-Family

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2017	11

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$269,196,632	—	$269,196,632
Short-Term Securities	$1,320,839	—	—	1,320,839

Total	$1,320,839	$269,196,632	—	$270,517,471

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(75,401)	—	—	$(75,401)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

12	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock Long-Term Municipal Advantage Trust (BTA)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(30,964,902)	—	$(30,964,902)
Loan for TOB Trust Certificates	—	(129,987)	—	(129,987)
VRDP Shares at Liquidation Value	—	(76,000,000)	—	(76,000,000)

Total	—	$(107,094,889)	—	$(107,094,889)

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2017	13

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 23, 2017